Expense Example, No Redemption - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2050 Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	96	347	617	1,389	70	264	473	1,078	45	185	337	779	30	137	254	597	19	105	199	473